Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000049094 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1],[2]
C000049094 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
C000049094 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
C000049094 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000049094 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
C000049094 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000049094 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000049094 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[1]
C000049094 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000049094 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[1]
C000049094 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[1]
C000049094 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	21.10%	[1]
C000049094 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
C000049094 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
C000049094 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
C000049094 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000049094 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
C000049094 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
C000049094 [Member] | FINLAND
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000049094 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%	[1]
C000049094 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
C000050169 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[3],[4]
C000050169 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3],[5]
C000050169 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[3]
C000050169 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%	[3]
C000050169 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[3]
C000050169 [Member] | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[3]
C000050169 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[3]
C000050169 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[3]
C000050169 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000050169 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000050169 [Member] | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000050169 [Member] | Real Estate Development [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000050169 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000050169 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	8.30%	[3]
C000050169 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000050169 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000050169 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.50%	[3]
C000050169 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	17.80%	[3]
C000050169 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	24.90%	[3]
C000050169 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	8.40%	[3]
C000050169 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	4.90%	[3]
C000050169 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000141932 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6],[7]
C000141932 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[6],[8]
C000141932 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[6]
C000141932 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[6]
C000141932 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[6]
C000141932 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[6]
C000141932 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[6]
C000141932 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[6]
C000141932 [Member] | Single Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000141932 [Member] | Other Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[6]
C000141932 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[6]
C000141932 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[6]
C000141932 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000141932 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000141932 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000141932 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000141932 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.10%	[6]
C000141932 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	5.90%	[6]
C000141932 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.10%	[6]
C000141932 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	70.80%	[6]
C000141932 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	0.70%	[6]
C000141932 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	1.10%	[6]
C000237280 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[9],[10]
C000237280 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[9],[11]
C000237280 [Member] | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[9]
C000237280 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[9]
C000237280 [Member] | Diversified REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[9]
C000237280 [Member] | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[9]
C000237280 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%	[9]
C000237280 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[9]
C000237280 [Member] | Multi Family Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[9]
C000237280 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[9]
C000237280 [Member] | Self Storage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[9]
C000237280 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[9]
C000237280 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.70%	[9]
C000237280 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.30%	[9]
C000237280 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
C000237280 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000237280 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
C000237280 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.00%	[9]
C000237280 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	11.30%	[9]
C000237280 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000237280 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	1.90%	[9]
C000237280 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	60.40%	[9]

[1]	Excludes money market funds.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes money market funds.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Ten largest industries are presented. Additional industries are found in Other.
[6]	Excludes money market funds.
[7]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[8]	Ten largest industries are presented. Additional industries are found in Other.
[9]	Excludes money market funds.
[10]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[11]	Ten largest industries are presented. Additional industries are found in Other.